U.S. Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form 24f-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.   Name and address of issuer:

     Analysts Investment Trust
     9200 Montgomery Road
     Cincinnati, OH 45236

2.   Name and each series or class of funds for which this notice is filed:

     Analysts Stock Fund, Analysts Fixed Income Fund, Analysts Aggressive Stock Fund

3.   Investment Company Act File Number:                811-7778
     Securities Act File Number:                        33-64370

4a.  Last day of fiscal year for which this notice is filed:         7/31/2003

4b.  Check box if this Form is being filed late (more than 90
     days after the end of the issuer's fiscal year).                      [ ]

4c.  Check box if this is the last time the issuer will be
     filing this form.                                                     [ ]

5.   Calculation of Registration Fee:

     (i) Aggregate sales price for shares sold during the fiscal
     year pursuant to section 24(f):                                $2,305,500

     (ii) Aggregate price of securities redeemed or repurchased
     during the fiscal year:                                        $4,813,658

     (iii) Aggregate price of securities redeemed or repurchased during any fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees
     payable to the commission:                                             $0

     (iv) Total available redemtion credits
     (add Items 5(ii) and 5(iii):                                   $4,813,658

     (v) Net sales - if item 5(i) is greater than Item 5(iv)
     (subtract Item 5(iv) from Item 5(i)):                                  $0

     (vi) Redemption credits available for use in future
     years - if Item 5(i) is less than Item 5(iv) (subtract
     Item 5(iv) from Item 5(i):                                     $2,508,158

     (vii) Multiplier for determining registration fee:              0.0000809

     (viii) Registration fee due (multiply Item 5(v) by Item
     5(vii) (enter "0" if no fee is due):                                $0.00

6.   Prepaid Shares

     If the response to item 5(I) was determined by deducting an amount     $0
     of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

     If there is a number of shares or other units that were registered pursuant to rule 24e2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the
     issuer in future fiscal years, then state that number here:            $0

7.   Interest due - if this Form is being filed more than 90 days after
     the end of the issuer's fiscal year:                                   $0

8.   Total of the amount of the registration fee due plus any interest
     due (line 5(viii) plus line 7):                                     $0.00

9. Date the registration fee and any interest payment was sent to the Commissions lockbox depository:

     Method of Delivery:                                     ( ) wire transfer
                                                                      ( ) mail



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                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By:

     Timothy E. Mackey, President



     Date:  10/31/03






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